Commitments and Contingencies Narrative (Details) (USD $)		3 Months Ended								3 Months Ended					3 Months Ended				64 Months Ended	3 Months Ended	6 Months Ended	54 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 SunTrust Acquisition [Member]	Dec. 31, 2011 SunTrust Acquisition [Member]	Sep. 30, 2010 SunTrust Acquisition [Member]	Mar. 31, 2012 Prudent Bear Acquisition [Member]	Mar. 31, 2011 Prudent Bear Acquisition [Member]	Mar. 31, 2010 Prudent Bear Acquisition [Member]	Dec. 31, 2008 Prudent Bear Acquisition [Member]	Dec. 31, 2012 Prudent Bear Acquisition [Member]	Mar. 31, 2012 Clover Capital Acquisition [Member]	Mar. 31, 2011 Clover Capital Acquisition [Member]	Mar. 31, 2010 Clover Capital Acquisition [Member]	Dec. 31, 2008 Clover Capital Acquisition [Member]	Dec. 31, 2012 Clover Capital Acquisition [Member]	Dec. 31, 2012 Rochdale Acquisition [Member]	Dec. 31, 2011 Rochdale Acquisition [Member]	Dec. 31, 2010 Rochdale Acquisition [Member]	Sep. 30, 2007 Rochdale Acquisition [Member]	Dec. 31, 2012 Rochdale Acquisition [Member]	Jun. 30, 2005 Alliance Acquisition [Member]	Sep. 30, 2010 Alliance Acquisition [Member]	Sep. 30, 2010 Alliance Acquisition [Member]	Dec. 31, 2012 Employment-related Commitments [Member]
Business Acquisition Contingent Consideration Payable Period				5 years				4 years					5 years					5 years		5 years
Contingent purchase price payments		$ 4,200,000	$ 5,000,000		$ 0	$ 44,700,000	$ 5,100,000			$ 5,900,000	$ 0	$ 0			$ 2,800,000	$ 1,100,000	$ 2,100,000		$ 8,000,000		$ 35,700,000	$ 95,700,000
Estimated remaining contingent purchase price payments		11,000,000												56,000,000
Remaining Business Acquisition Contingent Consideration Payable Period		3 years
Fair value of future consideration payments liability		8,200,000
Fair value of acquisition-related future consideration liabilities, current		3,500,000
Fair value of acquisition-related future consideration liabilities, noncurrent	8,300,000	4,700,000
Business acquisition contingent consideration accrued liability									0					3,400,000
Employee-related commitments to be paid in 2013	36,900,000																						16,900,000	[1]
Maximum bonus payable over remaining terms	43,000,000
Bonus payable in succeeding year	0
Bonus payable related to the Fund Bonus	$ 600,000

[1]	Federated has certain domestic and international employment arrangements pursuant to which Federated is obligated to make minimum compensation payments. These contracts expire on various dates through the year 2014.